Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance
							Value of Initial Fixed $100
							Investment Based On:(4)
					Average
	Summary	Summary			Summary	Average			Net
	Compensation	Compensation	Compensation	Compensation	Compensation	Compensation		Peer Group	Income
	Table	Table	Actually	Actually	Table Total	Actually Paid	Total	Total	(Loss)	CASM-ex
	Total for	Total for PEO	Paid to PEO	Paid to PEO	for Non-PEO	to Non-PEO	Shareholder	Shareholder	(in	(in dollars
	PEO (Kirby)	(Munoz)	(Kirby)	(Munoz)	NEOs	NEOs	Return	Return	millions)	and cents)
Year(1)	($)(2)	($)(2)	($)(3)	($)(3)	($)(2)	($)(3)	($)	($)(5)	($)	($)(6)

2023	18,573,299	N/A	23,055,816	N/A	7,515,590	8,392,360	46.84	62.69	2,618	12.03
2022	9,796,602	N/A	9,915,781	N/A	2,942,377	3,414,487	42.80	48.50	737	11.73
2021	9,845,064	N/A	11,099,444	N/A	3,220,759	4,011,244	49.70	74.47	(1,964)	12.96
2020	8,891,854	12,098,693	(3,452,005)	5,522,588	4,516,414	2,597,497	49.10	75.79	(7,069)	17.13
(1)	The Principal Executive Officer (“PEO”) and NEOs for the applicable years were as follows:

2023: Scott Kirby served as the Company's PEO for the entirety of 2023 and the Company's other NEOs were: Michael Leskinen, Brett Hart, Torbjorn Enqvist, Linda Jojo, Gerald Laderman and Gregory Hart.

2022: Scott Kirby served as the Company’s PEO for the entirety of 2022 and the Company’s other NEOs were: Brett Hart, Gregory Hart, Gerald Laderman and Linda Jojo.

2021: Scott Kirby served as the Company’s PEO for the entirety of 2021 and the Company’s other NEOs were: Brett Hart, Gerald Laderman, Linda Jojo and Andrew Nocella.

2020: Scott Kirby was promoted to the role of PEO on May 20, 2020, the date of the Company’s 2020 annual meeting of stockholders. Oscar Munoz served as the Company’s PEO during 2020 up until May 20, 2020, and then transitioned to the role of Executive Chairman of the Board. The Company’s other NEOs for 2020 were: Brett Hart, Gerald Laderman, Linda Jojo and Andrew Nocella.

(2)

Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Messrs. Kirby and Munoz and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s non-PEO NEOs for the applicable year.

(3)

To calculate the compensation actually paid (“CAP”) as required under SEC disclosure rules, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for each person who served as PEO during the covered period and for the average of the non-PEO NEOs is set forth following the footnotes to this table. As a result of new interpretive guidance about option valuation provided by the SEC, during 2023 the amounts reported as CAP for 2020, 2021 and 2022 are different than the amounts for those years that were shown in our Proxy Statement filed with the SEC on April 13, 2023.

(4)	Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2019. Historic stock price performance is not necessarily indicative of future stock price performance.
(5)

The TSR Peer Group consists of the NYSE Arca Airline Index (“XAL”), an independently prepared index that includes companies in the airline industry and which is used for the stock performance graph in the Company’s 2023 Form 10-K.

(6)

The Committee selected CASM-ex as its Company-Selected Measure, because, in the Company’s assessment, it represents the most important financial performance measure used by the Company to link compensation actually paid to the NEOs for 2023 to Company performance. The Committee believes that management’s success with respect to cost discipline during the period of executing on the Company’s United Next growth strategy is critical to meeting the long-term financial objectives of the Company and stockholders. CASM is a common metric used in the airline industry to measure an airline’s cost structure and efficiency. The Company reports CASM excluding special charges (credits), third-party business expenses, fuel expense and profit sharing (“CASM-ex”). The Company believes that adjusting for special charges (credits) is useful to investors because special charges (credits) are not viewed as indicative of the Company’s ongoing performance. The Company also believes that excluding third-party business expenses, such as maintenance, flight academy, ground handling and catering services for third parties, provides more meaningful disclosure because these expenses are not directly related to the Company’s core business. The Company also believes that excluding fuel expense from certain measures is useful to investors because it provides an additional measure of management’s performance excluding the effects of a significant cost item over which management has limited influence. The Company excludes profit sharing from CASM-ex because it believes that this exclusion allows investors to better understand and analyze the Company’s operating cost performance and provides a more meaningful comparison of our core operating costs to the airline industry.

Company Selected Measure Name	CASM-ex
Named Executive Officers, Footnote

Pay Versus Performance
							Value of Initial Fixed $100
							Investment Based On:(4)
					Average
	Summary	Summary			Summary	Average			Net
	Compensation	Compensation	Compensation	Compensation	Compensation	Compensation		Peer Group	Income
	Table	Table	Actually	Actually	Table Total	Actually Paid	Total	Total	(Loss)	CASM-ex
	Total for	Total for PEO	Paid to PEO	Paid to PEO	for Non-PEO	to Non-PEO	Shareholder	Shareholder	(in	(in dollars
	PEO (Kirby)	(Munoz)	(Kirby)	(Munoz)	NEOs	NEOs	Return	Return	millions)	and cents)
Year(1)	($)(2)	($)(2)	($)(3)	($)(3)	($)(2)	($)(3)	($)	($)(5)	($)	($)(6)

2023	18,573,299	N/A	23,055,816	N/A	7,515,590	8,392,360	46.84	62.69	2,618	12.03
2022	9,796,602	N/A	9,915,781	N/A	2,942,377	3,414,487	42.80	48.50	737	11.73
2021	9,845,064	N/A	11,099,444	N/A	3,220,759	4,011,244	49.70	74.47	(1,964)	12.96
2020	8,891,854	12,098,693	(3,452,005)	5,522,588	4,516,414	2,597,497	49.10	75.79	(7,069)	17.13
(1)	The Principal Executive Officer (“PEO”) and NEOs for the applicable years were as follows:

2023: Scott Kirby served as the Company's PEO for the entirety of 2023 and the Company's other NEOs were: Michael Leskinen, Brett Hart, Torbjorn Enqvist, Linda Jojo, Gerald Laderman and Gregory Hart.

2022: Scott Kirby served as the Company’s PEO for the entirety of 2022 and the Company’s other NEOs were: Brett Hart, Gregory Hart, Gerald Laderman and Linda Jojo.

2021: Scott Kirby served as the Company’s PEO for the entirety of 2021 and the Company’s other NEOs were: Brett Hart, Gerald Laderman, Linda Jojo and Andrew Nocella.

2020: Scott Kirby was promoted to the role of PEO on May 20, 2020, the date of the Company’s 2020 annual meeting of stockholders. Oscar Munoz served as the Company’s PEO during 2020 up until May 20, 2020, and then transitioned to the role of Executive Chairman of the Board. The Company’s other NEOs for 2020 were: Brett Hart, Gerald Laderman, Linda Jojo and Andrew Nocella.

Peer Group Issuers, Footnote
(5)

The TSR Peer Group consists of the NYSE Arca Airline Index (“XAL”), an independently prepared index that includes companies in the airline industry and which is used for the stock performance graph in the Company’s 2023 Form 10-K.

Adjustment To PEO Compensation, Footnote

CAP Adjustments—PEO—Scott Kirby
						Plus/(Minus)	Minus
						Change in Fair	Fair Value as of
						Value as of Vesting	Prior Fiscal Year-
			Plus	Plus/(Minus)		Date of Option and	End of Option and
			Fair Value at Fiscal	Change in Fair	Plus	Stock Awards	Stock Awards
		Minus	Year-End of	Value of	Fair Value at	Granted in Prior	Granted in Prior
		Grant Date Fair	Outstanding and	Outstanding and	Vesting of Option	Years for which	Fiscal Years that
	Summary	Value of Option	Unvested Option	Unvested Option	and Stock Awards	Applicable Vesting	Failed to Meet
	Compensation	and Stock Awards	and Stock Awards	and Stock Awards	Granted in Fiscal	Conditions Were	Applicable Vesting	Equals
	Table	Granted in Fiscal	Granted in Fiscal	Granted in Prior	Year that Vested	Satisfied During	Conditions During	Compensation
	Total	Year	Year	Fiscal Years	During Fiscal Year	Fiscal Year	Fiscal Year	Actually Paid
Year	($)(a)	($)(b)	($)(c)	($)(d)	($)(e)	($)(f)	($)(g)	($)

2023	18,573,299	10,705,744	12,465,603	794,170	-	1,928,488	-	23,055,816
2022	9,796,602	8,666,624	10,244,183	(1,072,561)	-	(385,819)	-	9,915,781
2021	9,845,064	8,729,907	3,741,920	(117,988)	5,656,806	703,549	-	11,099,444
2020	8,891,854	8,585,093	7,317,424	(8,660,954)	-	(2,415,236)	-	(3,452,005)

CAP Adjustments—PEO—Oscar Munoz
						Plus/(Minus)	Minus
						Change in Fair	Fair Value as of
						Value as of Vesting	Prior Fiscal Year-
			Plus	Plus/(Minus)		Date of Option and	End of Option and
			Fair Value at Fiscal	Change in Fair	Plus	Stock Awards	Stock Awards
		Minus	Year-End of	Value of	Fair Value at	Granted in Prior	Granted in Prior
		Grant Date Fair	Outstanding and	Outstanding and	Vesting of Option	Years for which	Fiscal Years that
	Summary	Value of Option	Unvested Option	Unvested Option	and Stock Awards	Applicable Vesting	Failed to Meet
	Compensation	and Stock Awards	and Stock Awards	and Stock Awards	Granted in Fiscal	Conditions Were	Applicable Vesting	Equals
	Table	Granted in Fiscal	Granted in Fiscal	Granted in Prior	Year that Vested	Satisfied During	Conditions During	Compensation
	Total	Year	Year	Fiscal Years	During Fiscal Year	Fiscal Year	Fiscal Year	Actually Paid
Year	($)(a)	($)(b)	($)(c)	($)(d)	($)(e)	($)(f)	($)(g)	($)

2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	12,098,693	10,500,146	5,821,450	(405,696)	-	(1,491,713)	-	5,522,588

CAP Adjustments—Other Non-PEO NEOs (Average)(h)
Minus
Fair Value
						Plus/(Minus)	as of
						Change in Fair	Prior Fiscal
						Value as of	Year-End
						Vesting Date of	of Option
						Option	and Stock
				Plus/(Minus)		and Stock	Awards
			Plus	Change in Fair		Awards	Granted in	Minus
		Minus	Fair Value at	Value of	Plus	Granted	Prior Fiscal	Change in
		Grant Date	Fiscal Year-	Outstanding	Fair Value at	in Prior	Years	Accumulated
		Fair	End of	and	Vesting of	Years for	that Failed	Benefits	Plus Service
		Value of	Outstanding	Unvested	Option and	which Applicable	to Meet	Under	Costs Under
		Option	and Unvested	Option and	Stock Awards	Vesting	Applicable	Defined	Defined
	Summary	and Stock	Option and	Stock Awards	Granted in	Conditions	Vesting	Benefit and	Benefit and
	Compensation	Awards	Stock Awards	Granted	Fiscal Year that	Were	Conditions	Actuarial	Actuarial	Equals
	Table	Granted in	Granted in	in Prior	Vested During	Satisfied During	During	Pension	Pension	Compensation
	Total	Fiscal Year	Fiscal Year	Fiscal Years	Fiscal Year	Fiscal Year	Fiscal Year	Plans	Plans	Actually Paid
Year	($)(a)	($)(b)	($)(c)	($)(d)	($)(e)	($)(f)	($)(g)	($)(i)	($)(j)	($)

2023	7,515,590	3,164,131	3,674,938	10,359	-	362,371	-	6,767	-	8,392,360
2022	2,942,377	2,072,759	2,399,624	(135,765)	-	281,010	-	-	-	3,414,487
2021	3,220,759	2,412,489	912,342	28,094	1,881,136	381,402	-	-	-	4,011,244
2020	4,516,414	3,918,816	2,676,364	(212,449)	-	(461,712)	-	2,304	-	2,597,497
(a)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the non-PEO NEOs, amounts shown represent averages.
(b)	Represents the grant date fair value of the option and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(c)

Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested option and stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(d)

Represents the change in fair value during the indicated fiscal year of the outstanding and unvested option and stock awards held by the applicable NEO as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(e)

Represents the fair value at vesting of the option and stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(f)

Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(g)

Represents the fair value as of the last day of the prior fiscal year of the option and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(h)	See footnote 1 for a list of the NEOs included in the average for each indicated fiscal year.
(i)

Represents the change in the actuarial present value of the accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for the indicated fiscal year.

(j)

Represents the sum of the actuarial present value of the benefit under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

Non-PEO NEO Average Total Compensation Amount	$ 7,515,590	$ 2,942,377	$ 3,220,759	$ 4,516,414
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,392,360	3,414,487	4,011,244	2,597,497
Adjustment to Non-PEO NEO Compensation Footnote

CAP Adjustments—Other Non-PEO NEOs (Average)(h)
Minus
Fair Value
						Plus/(Minus)	as of
						Change in Fair	Prior Fiscal
						Value as of	Year-End
						Vesting Date of	of Option
						Option	and Stock
				Plus/(Minus)		and Stock	Awards
			Plus	Change in Fair		Awards	Granted in	Minus
		Minus	Fair Value at	Value of	Plus	Granted	Prior Fiscal	Change in
		Grant Date	Fiscal Year-	Outstanding	Fair Value at	in Prior	Years	Accumulated
		Fair	End of	and	Vesting of	Years for	that Failed	Benefits	Plus Service
		Value of	Outstanding	Unvested	Option and	which Applicable	to Meet	Under	Costs Under
		Option	and Unvested	Option and	Stock Awards	Vesting	Applicable	Defined	Defined
	Summary	and Stock	Option and	Stock Awards	Granted in	Conditions	Vesting	Benefit and	Benefit and
	Compensation	Awards	Stock Awards	Granted	Fiscal Year that	Were	Conditions	Actuarial	Actuarial	Equals
	Table	Granted in	Granted in	in Prior	Vested During	Satisfied During	During	Pension	Pension	Compensation
	Total	Fiscal Year	Fiscal Year	Fiscal Years	Fiscal Year	Fiscal Year	Fiscal Year	Plans	Plans	Actually Paid
Year	($)(a)	($)(b)	($)(c)	($)(d)	($)(e)	($)(f)	($)(g)	($)(i)	($)(j)	($)

2023	7,515,590	3,164,131	3,674,938	10,359	-	362,371	-	6,767	-	8,392,360
2022	2,942,377	2,072,759	2,399,624	(135,765)	-	281,010	-	-	-	3,414,487
2021	3,220,759	2,412,489	912,342	28,094	1,881,136	381,402	-	-	-	4,011,244
2020	4,516,414	3,918,816	2,676,364	(212,449)	-	(461,712)	-	2,304	-	2,597,497
(a)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the non-PEO NEOs, amounts shown represent averages.
(b)	Represents the grant date fair value of the option and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(c)

Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested option and stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(d)

Represents the change in fair value during the indicated fiscal year of the outstanding and unvested option and stock awards held by the applicable NEO as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(e)

Represents the fair value at vesting of the option and stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(f)

Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(g)

Represents the fair value as of the last day of the prior fiscal year of the option and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(h)	See footnote 1 for a list of the NEOs included in the average for each indicated fiscal year.
(i)

Represents the change in the actuarial present value of the accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for the indicated fiscal year.

(j)

Represents the sum of the actuarial present value of the benefit under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

Compensation Actually Paid vs. Total Shareholder Return

●	In 2020, the impact of the pandemic on the Company was amplified versus the TSR Peer Group as a result of the Company’s disproportionally greater levels of business and international travel, which were more adversely impacted than domestic leisure travel.
●	As the impacts of the pandemic on travel eased, our TSR first stabilized and then improved in two of the last four years. Overall, TSR versus our peers has improved significantly compared to 2020 and 2021.

Compensation Actually Paid vs. Net Income

●	As the Company experienced significant net losses in the first year of the pandemic, NEOs’ CAP was also low.
●	In 2022 and 2023, net income increased and 2023 CAP for our PEO and other NEOs increased accordingly compared to 2021.

Compensation Actually Paid vs. Company Selected Measure

●	There is intended to be an inverse relationship between performance with respect to cost measures and compensation. The above graph illustrates that as the Company’s CASM-ex results decreased, pay generally increased or slightly decreased with respect to the improved financial performance.
●	As the Company implemented structural cost reductions (which were a measure of performance under the Company’s 2021 STI awards) and increased flying, CASM-ex decreased.
●	In 2023, the airlines and many other industries, experienced significant inflation pressures which were reflected in CASM-ex results. However, as measured versus 2019, the increase in United’s CASM-ex was significantly below the industry average.

Total Shareholder Return Vs Peer Group

●	In 2020, the impact of the pandemic on the Company was amplified versus the TSR Peer Group as a result of the Company’s disproportionally greater levels of business and international travel, which were more adversely impacted than domestic leisure travel.
●	As the impacts of the pandemic on travel eased, our TSR first stabilized and then improved in two of the last four years. Overall, TSR versus our peers has improved significantly compared to 2020 and 2021.

Tabular List, Table

2023 Most Important Financial Measures (unranked)(1)

●	CASM-ex (which was included in the 2022 and 2023 Performance-Based RSU awards, measured based on full-year 2023 results relative to industry peers);
●	Liquidity hurdle (which was included in tranche 2 of the 2022 Performance-Based RSU awards and tranche 1 of the 2023 Performance-Based RSU awards, and is measured at the end of the three-year performance period); and
●	Adjusted EBITDA margin (which was the financial metric used in our 2023 STI awards, measured based on full-year 2023 results relative to industry peers).

____________________________________________

(1)	CASM-ex and Adjusted EBITDA margin relative to industry peers are non-GAAP financial measures.

(a) CASM-ex is calculated as cost or operating expense per available seat mile (“CASM”) excluding fuel expense, profit sharing, third-party business expenses and special charges (credits).

(b) Adjusted EBITDA is calculated as EBITDA (earnings before interest, taxes, depreciation and amortization excluding operating and nonoperating special charges (credits) and unrealized (gains) losses on investments, and, as applicable, adjusted for refinery and fuel hedges. Adjusted EBITDA margin is calculated as Adjusted EBITDA divided by operating revenue. Industry adjusted EBITA margin is calculated to reflect the change in adjusted EBITDA margin gap versus industry from 2019 baseline.

Total Shareholder Return Amount	$ 46.84	42.80	49.70	49.10
Peer Group Total Shareholder Return Amount	62.69	48.50	74.47	75.79
Net Income (Loss)	$ 2,618,000,000	$ 737,000,000	$ (1,964,000,000)	$ (7,069,000,000)
Company Selected Measure Amount	12.03	11.73	12.96	17.13
PEO Name	Scott Kirby
Measure:: 1
Pay vs Performance Disclosure
Name	CASM-ex
Non-GAAP Measure Description
(6)

The Committee selected CASM-ex as its Company-Selected Measure, because, in the Company’s assessment, it represents the most important financial performance measure used by the Company to link compensation actually paid to the NEOs for 2023 to Company performance. The Committee believes that management’s success with respect to cost discipline during the period of executing on the Company’s United Next growth strategy is critical to meeting the long-term financial objectives of the Company and stockholders. CASM is a common metric used in the airline industry to measure an airline’s cost structure and efficiency. The Company reports CASM excluding special charges (credits), third-party business expenses, fuel expense and profit sharing (“CASM-ex”). The Company believes that adjusting for special charges (credits) is useful to investors because special charges (credits) are not viewed as indicative of the Company’s ongoing performance. The Company also believes that excluding third-party business expenses, such as maintenance, flight academy, ground handling and catering services for third parties, provides more meaningful disclosure because these expenses are not directly related to the Company’s core business. The Company also believes that excluding fuel expense from certain measures is useful to investors because it provides an additional measure of management’s performance excluding the effects of a significant cost item over which management has limited influence. The Company excludes profit sharing from CASM-ex because it believes that this exclusion allows investors to better understand and analyze the Company’s operating cost performance and provides a more meaningful comparison of our core operating costs to the airline industry.

Measure:: 2
Pay vs Performance Disclosure
Name	Liquidity hurdle
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA margin
Scott Kirby
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 18,573,299	$ 9,796,602	$ 9,845,064	$ 8,891,854
PEO Actually Paid Compensation Amount	23,055,816	9,915,781	11,099,444	(3,452,005)
Oscar Munoz
Pay vs Performance Disclosure
PEO Total Compensation Amount				12,098,693
PEO Actually Paid Compensation Amount				5,522,588
PEO | Scott Kirby | Minus Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,705,744)	(8,666,624)	(8,729,907)	(8,585,093)
PEO | Scott Kirby | Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,465,603	10,244,183	3,741,920	7,317,424
PEO | Scott Kirby | Plus/(Minus) Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	794,170	(1,072,561)	(117,988)	(8,660,954)
PEO | Scott Kirby | Plus/(Minus) Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,928,488	(385,819)	703,549	(2,415,236)
PEO | Scott Kirby | Plus Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,656,806
PEO | Oscar Munoz | Minus Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(10,500,146)
PEO | Oscar Munoz | Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				5,821,450
PEO | Oscar Munoz | Plus/(Minus) Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(405,696)
PEO | Oscar Munoz | Plus/(Minus) Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,491,713)
Non-PEO NEO | Minus Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,767)			(2,304)
Non-PEO NEO | Minus Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,164,131)	(2,072,759)	(2,412,489)	(3,918,816)
Non-PEO NEO | Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,674,938	2,399,624	912,342	2,676,364
Non-PEO NEO | Plus/(Minus) Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,359	(135,765)	28,094	(212,449)
Non-PEO NEO | Plus/(Minus) Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 362,371	$ 281,010	381,402	$ (461,712)
Non-PEO NEO | Plus Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 1,881,136